Other Expense, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Other Expense, Net [Abstract]
Schedule of condensed consolidated statements of operations and comprehensive loss
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Other income (expense), net
Interest income	$37	$1	$39	$6
Change in fair value of derivative and warrant liability	(14)	89	(606)	(1,314)
Other income (expense), net	200	94	(267)	(234)
Total other income (expense), net	$223	$184	$(834)	$(1,542)

	December 31,
	2021	2020
Other expense, net:
Interest income	$7	$168
Change in fair value of derivative and warrant liability	(4,920)	(1,806)
Loss on extinguishment of convertible note	—	(3,775)
Other expense, net	(502)	17
Total other expense, net	$(5,415)	$(5,396)